Segment Reporting – Significant Expense Disclosure	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Titan Pharmaceuticals Inc [Member]
Segment Reporting – Significant Expense Disclosure

2. Segment Reporting – Significant Expense Disclosure

Our Chief Operating Decision Maker (CODM), the Acting Principal Financial Officer, manages our business activities as a single operating and reportable segment at the entity level. The information in our financial statements along with the quarterly forecasts and weekly disbursements are some of the regularly provided financial information our CODM receives. Accordingly, our CODM uses net loss to measure segment profit or loss, allocate resources and assess performance. In accordance with ASU 2023-07, the following significant expense categories have been identified based on the information regularly reviewed when assessing performance and allocating resources:

1.	Salaries and employee compensation and benefits – Through the second quarter of 2024, salaries and related employee compensation and benefit costs represented a significant portion of our expenses. However, as June 30, 2024, all employees were terminated, and no further salary-related expenses were incurred for the remainder of the fiscal year. In March 2025, we entered into an employment agreement with Chay Weei Jye providing for a base annual salary of $60,000.

2.	Professional fees – Primarily consists of legal fees related to corporate governance and regulatory compliance, accounting and audit fees associated with financial reporting and compliance with SEC requirements and consulting fees paid to certain contractors.

3.	Insurance expenses – Includes general liability, directors and officers (D&O) insurance, and other business-related coverage.

4.	Board of directors’ fees – Paid to directors for their service on the board and its committees.

Amounts incurred for the above-identified expenses for the three and six months ended June 30, 2025 and 2024 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands of U.S. dollars)	2025	2024	2025	2024
Salaries and employee compensation benefits	$15	$1,090	$30	$1,505
Professional fees	367	328	682	724
Insurance expenses	108	124	218	247
Board of directors’ fees	39	284	79	365
Total	$529	$1,826	$1,009	$2,841

2. Segment Reporting – Significant Expense Disclosure

Our CODM, the Acting Principal Financial Officer, manages our business activities as a single operating and reportable segment at the entity level. The information in our financial statements along with the quarterly forecasts and weekly disbursements are some of the regularly provided financial information our CODM receives. Accordingly, our CODM uses net loss to measure segment profit or loss, allocate resources and assess performance. In accordance with ASU 2023-07, the following significant expense categories have been identified based on the information regularly reviewed when assessing performance and allocating resources:

1.	Research and development costs – Includes research and development personnel-related costs, non-clinical and clinical product development expenses, and allocation of facility and corporate costs. Activities related to our development grants ceased in 2023, therefore, no research and development costs were incurred for 2024.

2.	General and administrative: Salaries and employee compensation and benefits – Through the second quarter of 2024, salaries and related employee compensation and benefit costs represented a significant portion of our expenses. However, as June 30, 2024, all employees were terminated, and no further salary-related expenses were incurred for the remainder of the fiscal year.

3.	General and administrative: Professional fees – Primarily consists of legal fees related to corporate governance and regulatory compliance, accounting and audit fees associated with financial reporting and compliance with SEC requirements and consulting fees paid to certain contractors.

4.	General and administrative: Insurance expenses – Includes general liability, directors and officers (D&O) insurance, and other business-related coverage.

5.	General and administrative: Board of directors’ fees – Paid to directors for their service on the board and its committees.

Amounts incurred for the above-identified expenses for the years ended December 31, 2024 and 2023 were as follows:

(in thousands of U.S. dollars)	2024	2023
Research and development costs	$-	$1,913
General and Administrative: Salaries and employee compensation and benefits	1,505	2,709
General and Administrative: Professional fees	1,628	1,538
General and Administrative: Insurance expenses	485	580
General and Administrative: Board of directors’ fees	457	476
Total	$4,075	$7,216